CREDIT FACILITY (Details Narrative) $ in Thousands, $ in Millions	3 Months Ended
	Mar. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 CAD ($)	Dec. 31, 2017 CAD ($)
IfrsStatementLineItems [Line Items]
Credit facility	$ 17,993	$ 15,926
Credit facility interest description	The credit facility bears interest at a rate of 0.75% - 1% plus Canadian prime rate for loans denominated in Canadian dollars and 0.75% - 1% plus US prime rate for loans denominated in US dollars. The facility is secured by way of a general security agreement over all assets of the Company.
Interest rate of prime plus	2.00%
Credit facility net	$ 17,255	$ 15,976
ABL Facility [Member]
IfrsStatementLineItems [Line Items]
Credit facility				$ 10
ABL Credit Facility [Member]
IfrsStatementLineItems [Line Items]
Credit facility	$ 738
Credit facility expire date	Apr. 16, 2024
Royal Bank Of Canada And Export Development Canada [Member] | Revolving Credit Facility Agreement [Member]
IfrsStatementLineItems [Line Items]
Credit facility					$ 20
Royal Bank Of Canada And Export Development Canada [Member] | Credit Commitments [Member]
IfrsStatementLineItems [Line Items]
Credit facility			$ 30,000
Credit facility expire date	Apr. 16, 2024